Note 1 - Nature of Business and Liquidity (Details Textual) $ in Thousands	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Statement Line Items [Line Items]
Number of wholly owned subsidiaries	4
Retained earnings	$ (80,981)	$ (70,933)